Financial Instruments - Summary of Supplier Finance Included in All Trade Payables (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying amount of trade payables that are part of a supplier finance arrangement
Categories of financial liabilities [abstract]
Financial liabilities	$ 5,990	$ 6,577
Of which suppliers have received payment
Categories of financial liabilities [abstract]
Financial liabilities	$ 3,850	$ 3,458